Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Line Items]
Basic weighted average shares outstanding	1,540,309,840	1,247,293,388	1,177,693,383
Dilutive weighted average shares outstanding	1,540,309,840	1,247,293,388	1,177,693,383